Supplement Dated December 18, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Capital Guardian Global Diversified Research Fund

On December 8-9, 2015, the Board of Trustees (the "Board") of the JNL Series Trust (the "Trust") approved the proposed reorganization of the JNL/Capital Guardian Global Diversified Research Fund (the "Capital Guardian Fund" or the "Acquired Fund") into the JNL/Oppenheimer Global Growth Fund (the "Oppenheimer Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Capital Guardian Fund at a shareholders' meeting expected to be held in March 2016.  If approved, it is expected that the Reorganization will take place on or around April 22, 2016 (the "Closing Date"). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the Capital Guardian Fund's assets and liabilities would be transferred to the Oppenheimer Fund in return for shares of the Oppenheimer Fund having an aggregate net asset value equal to the Capital Guardian Fund's net assets as of the valuation date. These Oppenheimer Fund shares would be distributed pro rata to shareholders of the Capital Guardian Fund in exchange for their fund shares. Current Capital Guardian Fund shareholders would thus become shareholders of the Oppenheimer Fund and receive shares of Oppenheimer Fund with a total net asset value equal to that of their shares of the Capital Guardian Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The Capital Guardian Fund and the Oppenheimer Fund have substantially similar investment objectives.  In addition to having substantially similar investment objectives, the Funds also employ similar principal investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the Oppenheimer Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Capital Guardian Fund on or about January 29, 2016.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Oppenheimer Fund, nor is it a solicitation of any proxy.  For more information regarding Oppenheimer Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Eastspring Investments Asia Ex-Japan Fund

On December 8-9, 2015, the Board of Trustees approved the proposed reorganization of the JNL/Eastspring Investments Asia Ex-Japan Fund (the "Asia Ex-Japan Fund" or the "Acquired Fund") into the JNL/Eastspring Investments China-India Fund (the "China-India Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Asia Ex-Japan Fund at a shareholders' meeting expected to be held in March 2016.  If approved, it is expected that the Reorganization will take place on or around April 22, 2016 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.
Under the terms of the proposed Agreement and Plan of Reorganization, Asia Ex-Japan Fund's assets and liabilities would be transferred to the China-India Fund in return for shares of the China-India Fund having an aggregate net asset value equal to the Asia Ex-Japan Fund's net assets as of the valuation date. These China-India Fund shares would be distributed pro rata to shareholders of the Asia Ex-Japan Fund in exchange for their fund shares. Current Asia Ex-Japan Fund shareholders would thus become shareholders of the China-India Fund and receive shares of China-India Fund with a total net asset value equal to that of their shares of the Asia Ex-Japan Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The investment objectives of the Asia Ex-Japan Fund and the China-India Fund are currently the same, but the Funds employ slightly different principal investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles.  As noted below, the China-India Fund is also undergoing a sub-adviser and name change that will be effective as of the date of the Reorganization.  A full description of the China-India Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Asia Ex-Japan Fund on or about January 29, 2016.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of China-India Fund, nor is it a solicitation of any proxy.  For more information regarding China-India Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser and Name Change for JNL/Eastspring Investments China-India Fund

On December 8-9, 2015, the Board of the Trust approved a change of sub-adviser for JNL/Eastspring Investments China-India Fund ("Fund") and a change in the Fund's name.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Eastspring Investments China-India Fund. The Fund will be sub-advised by Invesco Hong Kong Limited and the name of the Fund will change to JNL/Invesco China-India Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval and are expected to take place on or around April 25, 2016.

Investment Strategy, Sub-Adviser Additions and Name Change for JNL/Ivy Asset Strategy Fund

On December 8-9, 2015, the Board of the Trust approved the addition of two new sub-advisers for JNL/Ivy Asset Strategy Fund ("Fund"), a change in the Fund's investment strategy to an active fixed income strategy, and a corresponding change in the Fund's name.  Contract owners will be sent a proxy statement containing additional information on the change of sub-adviser and investment strategy for the Fund.  The Fund will be co-sub-advised by First Pacific Advisors, LLC, DoubleLine Capital LP, and Ivy Investment Management Company (the current sub-adviser for the Fund), and the name of the Fund will change to JNL/FPA + DoubleLine Flexible Allocation Fund.

A full description of the changes in investment strategy, risk profile, sub-advisers, and Fund name will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about January 29, 2016. The changes in investment strategy are subject to approval by the shareholders of the Fund at a shareholders' meeting expected to be held in March 2016.  If approved, it is expected that the investment strategy changes will be effective on or around April 25, 2016.  No assurance can be given that the investment strategy changes will be approved.

Sub-Adviser Change of Control for the JNL Multi-Manager Small Cap Value Fund

On December 8-9, 2015, the Board of the Trust approved a new investment sub-advisory agreement pursuant to a change of control, defined under the Investment Company Act of 1940, as amended, for the sub-adviser for JNL Multi-Manager Small Cap Value Fund (the "Multi-Manager Fund"). The Multi-Manager Fund is managed by several unaffiliated Sub-Advisers; Century Capital Management, LLC ("Century") is one of those Sub-Advisers.  Century recently entered into an agreement to restructure its ownership which resulted in the transfer of the Private Equity Group, one of Century's separate business units within its organization.  As a result, Century now consists solely of the remaining business unit, the Public Securities Group, which provides investment advisory services to Century's mutual funds and institutional investors.  Contract owners will be sent an Information Statement containing additional information on the change of control of the sub-adviser for the Multi-Manager Fund. As a result of this agreement, the original investment sub-advisory agreement terminated. The Transaction is not expected to result in any changes to the personnel responsible for managing the Century strategy sleeve of the Multi-Manager Fund. The transaction relating to the change of control was not subject to shareholder approval and is expected to take place on December 31, 2015.

Proposed Reorganization of JNL/Invesco Large Cap Growth Fund

On December 8-9, 2015, the Board of the Trust approved the proposed reorganization of the JNL/Invesco Large Cap Growth Fund (the "Invesco Fund" or the "Acquired Fund") into the JNL/BlackRock Large Cap Select Growth Fund (the "BlackRock Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders' meeting expected to be held in March 2016.  If approved, it is expected that the Reorganization will take place on or around April 22, 2016 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the Invesco Fund's assets and liabilities would be transferred to the BlackRock Fund in return for shares of the BlackRock Fund having an aggregate net asset value equal to the Invesco Fund's net assets as of the valuation date. These BlackRock Fund shares would be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Current Invesco Fund shareholders would thus become shareholders of the BlackRock Fund and receive shares of BlackRock Fund with a total net asset value equal to that of their shares of the Invesco Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The Invesco Fund and the BlackRock Fund have substantially similar investment objectives.  In addition to having substantially similar investment objectives, the Funds also employ similar principal investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the BlackRock Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about January 29, 2016.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of BlackRock Fund, nor is it a solicitation of any proxy.  For more information regarding BlackRock Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated December 18, 2015.